Schedule of Investments(a)
May 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–47.39%
Advertising–0.10%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$195,255
Aerospace & Defense–0.68%
Boeing Co. (The),
3.90%, 05/01/2049	470,000	353,111
5.93%, 05/01/2060	480,000	468,374
Lockheed Martin Corp., 5.90%, 11/15/2063	200,000	223,500
Raytheon Technologies Corp., 3.50%, 03/15/2027	292,000	279,935
		1,324,920
Agricultural & Farm Machinery–0.12%
John Deere Capital Corp., 3.40%, 09/11/2025	250,000	242,874
Air Freight & Logistics–0.24%
FedEx Corp., 5.25%, 05/15/2050(b)	500,000	474,034
Apparel Retail–0.46%
Ross Stores, Inc.,
0.88%, 04/15/2026	300,000	266,800
1.88%, 04/15/2031	500,000	397,561
TJX Cos., Inc. (The), 3.88%, 04/15/2030	250,000	240,339
		904,700
Apparel, Accessories & Luxury Goods–0.35%
PVH Corp., 4.63%, 07/10/2025	200,000	195,109
Ralph Lauren Corp., 2.95%, 06/15/2030	550,000	487,157
		682,266
Application Software–0.11%
Autodesk, Inc., 2.85%, 01/15/2030	250,000	221,451
Asset Management & Custody Banks–0.11%
BlackRock, Inc., 2.10%, 02/25/2032	275,000	224,402
Automobile Manufacturers–1.05%
American Honda Finance Corp., 3.50%, 02/15/2028	848,000	812,092
General Motors Co.,
6.60%, 04/01/2036	100,000	101,590
5.15%, 04/01/2038	49,000	43,588
6.25%, 10/02/2043	403,000	382,040
6.75%, 04/01/2046	259,000	257,806
5.95%, 04/01/2049	94,000	85,506
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	400,000	365,571
		2,048,193
Automotive Parts & Equipment–0.26%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	500,000	512,374
Principal Amount		Value
Biotechnology–0.38%
Amgen, Inc.,
2.60%, 08/19/2026	$500,000	$466,837
2.20%, 02/21/2027	17,000	15,587
Gilead Sciences, Inc., 1.20%, 10/01/2027	310,000	269,282
		751,706
Broadcasting–0.34%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	185,370
4.13%, 05/15/2029	289,000	263,684
Paramount Global, 4.20%, 05/19/2032	250,000	209,718
		658,772
Broadline Retail–1.30%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	309,134
2.13%, 02/09/2031(b)	525,000	432,168
4.50%, 11/28/2034	570,000	532,507
4.00%, 12/06/2037	400,000	339,680
4.20%, 12/06/2047	250,000	196,837
Amazon.com, Inc.,
3.25%, 05/12/2061	475,000	337,894
4.10%, 04/13/2062	475,000	402,573
		2,550,793
Building Products–0.04%
Owens Corning, 7.00%, 12/01/2036	62,000	68,980
Cable & Satellite–0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	375,000	350,866
5.05%, 03/30/2029	419,000	402,005
5.13%, 07/01/2049	50,000	38,118
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026	450,000	442,145
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	38,871
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	108,370
4.50%, 09/15/2042	420,000	311,578
		1,691,953
Communications Equipment–0.25%
Juniper Networks, Inc.,
1.20%, 12/10/2025	250,000	223,278
5.95%, 03/15/2041	14,000	13,663
Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	13,064
Nokia OYJ (Finland), 4.38%, 06/12/2027	250,000	238,073
		488,078

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Computer & Electronics Retail–0.11%
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	$29,000	$33,593
3.38%, 12/15/2041(c)	200,000	138,371
8.35%, 07/15/2046	35,000	41,389
		213,353
Construction Machinery & Heavy Transportation Equipment– 0.41%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	437,000	426,322
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	377,925
		804,247
Consumer Finance–0.39%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	227,635
American Express Co., 3.00%, 10/30/2024	75,000	72,544
Capital One Financial Corp., 3.75%, 03/09/2027	400,000	374,509
Synchrony Financial, 3.95%, 12/01/2027	100,000	86,469
		761,157
Distillers & Vintners–0.44%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	550,882
3.88%, 05/18/2028	330,000	320,617
		871,499
Diversified Banks–9.60%
Australia and New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	389,228
Banco Santander S.A. (Spain),
4.25%, 04/11/2027	400,000	382,969
4.38%, 04/12/2028	200,000	191,122
3.31%, 06/27/2029	400,000	360,349
2.96%, 03/25/2031	600,000	500,439
Bank of America Corp.,
4.45%, 03/03/2026	430,000	420,707
3.50%, 04/19/2026	300,000	289,230
1.32%, 06/19/2026(d)	405,000	371,708
2.48%, 09/21/2036(d)	489,000	371,519
6.11%, 01/29/2037	325,000	340,547
7.75%, 05/14/2038	275,000	327,315
Barclays Bank PLC, 3.75%, 05/15/2024	240,000	235,258
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(d)	525,000	466,806
3.33%, 11/24/2042(d)	470,000	329,154
BPCE S.A. (France), 4.50%, 03/15/2025(c)	195,000	188,198
Citigroup, Inc.,
4.04%, 06/01/2024(d)	300,000	300,047
3.20%, 10/21/2026	275,000	258,365
3.67%, 07/24/2028(d)	100,000	94,080
8.13%, 07/15/2039	200,000	254,316
5.88%, 01/30/2042	200,000	208,782
Comerica Bank, 2.50%, 07/23/2024(b)	500,000	451,040
Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands),
3.75%, 07/21/2026	$300,000	$281,922
5.25%, 05/24/2041	125,000	130,303
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	350,000	300,108
Fifth Third Bancorp, 2.38%, 01/28/2025	235,000	218,068
HSBC Holdings PLC (United Kingdom),
4.29%, 09/12/2026(d)	325,000	314,364
4.38%, 11/23/2026	200,000	191,973
1.59%, 05/24/2027(d)	500,000	443,966
4.58%, 06/19/2029(d)	165,000	156,615
ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	235,476
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	258,000	257,265
3.88%, 09/10/2024	502,000	492,433
7.75%, 07/15/2025	250,000	263,807
2.08%, 04/22/2026(d)	325,000	305,749
4.13%, 12/15/2026	125,000	122,492
5.72%, 09/14/2033(d)	475,000	481,065
KeyBank N.A., 3.40%, 05/20/2026	230,000	196,555
Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	755,000	737,434
3.87%, 07/09/2025(d)	201,000	196,199
3.75%, 01/11/2027	375,000	355,339
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	215,398
4.05%, 09/11/2028	225,000	216,293
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	289,380
2.50%, 07/12/2026	250,000	233,739
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	200,000	197,270
5.52%, 09/30/2028(d)	650,000	647,778
PNC Bank N.A., 3.25%, 06/01/2025	250,000	238,521
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	264,504
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	200,000	189,547
3.45%, 01/11/2027	475,000	448,749
2.14%, 09/23/2030	450,000	360,882
Toronto-Dominion Bank (The) (Canada),
1.25%, 09/10/2026	100,000	88,436
4.69%, 09/15/2027	250,000	245,477
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	410,000	379,070
2.49%, 11/03/2036(d)	600,000	443,798
Wells Fargo & Co.,
4.10%, 06/03/2026	450,000	434,099
3.07%, 04/30/2041(d)	325,000	236,373
Wells Fargo Bank N.A., 6.60%, 01/15/2038	300,000	331,106
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	$451,000	$428,046
2.70%, 08/19/2026	400,000	375,104
3.35%, 03/08/2027	150,000	142,763
		18,818,645
Diversified Capital Markets–0.43%
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	425,000	400,031
Deutsche Bank AG (Germany),
4.16%, 05/13/2025	150,000	144,708
6.12%, 07/14/2026(d)	300,000	294,914
		839,653
Diversified Chemicals–0.20%
Celanese US Holdings LLC,
6.05%, 03/15/2025	250,000	251,131
6.38%, 07/15/2032	100,000	101,194
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	42,454
		394,779
Diversified Financial Services–0.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	122,008
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	125,000	114,817
ORIX Corp. (Japan), 3.70%, 07/18/2027	72,000	68,404
Vornado Realty L.P., 2.15%, 06/01/2026	240,000	197,218
		502,447
Diversified Support Services–0.12%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	243,363
Education Services–0.01%
California Institute of Technology, 4.70%, 11/01/2111	27,000	23,614
Electric Utilities–3.38%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	806,000	766,147
Appalachian Power Co., 7.00%, 04/01/2038	250,000	283,549
Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	167,029
3.70%, 11/15/2059	1,000,000	719,345
Edison International,
5.75%, 06/15/2027	150,000	151,316
4.13%, 03/15/2028	228,000	214,472
Eversource Energy, Series M, 3.30%, 01/15/2028	200,000	186,352
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	171,241
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/2032	148,000	175,457
5.25%, 04/20/2046(d)	12,000	11,330
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	250,000	230,801
5.65%, 05/01/2079(d)	235,000	213,850
Principal Amount		Value
Electric Utilities–(continued)
Oglethorpe Power Corp., 5.95%, 11/01/2039	$374,000	$370,733
Pacific Gas and Electric Co.,
4.55%, 07/01/2030	450,000	410,412
4.20%, 06/01/2041	400,000	298,333
PacifiCorp, 6.00%, 01/15/2039	200,000	209,024
Pinnacle West Capital Corp., 1.30%, 06/15/2025	200,000	183,381
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	170,991
Southern California Edison Co., 6.65%, 04/01/2029	500,000	530,109
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	250,000	227,271
Union Electric Co., 8.45%, 03/15/2039	400,000	514,048
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	424,052
		6,629,243
Electrical Components & Equipment–0.12%
Emerson Electric Co., 5.25%, 11/15/2039	225,000	229,414
Electronic Components–0.05%
Corning, Inc., 5.85%, 11/15/2068	110,000	104,527
Electronic Manufacturing Services–0.12%
Eaton Corp., 4.15%, 03/15/2033	250,000	239,156
Gas Utilities–0.34%
Southern California Gas Co., 3.20%, 06/15/2025	250,000	240,986
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	428,587
		669,573
Health Care Distributors–0.11%
McKesson Corp., 1.30%, 08/15/2026	250,000	222,751
Health Care Facilities–0.48%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	195,593
CommonSpirit Health, 1.55%, 10/01/2025	314,000	288,092
HCA, Inc.,
5.25%, 04/15/2025	197,000	195,524
5.25%, 06/15/2049	300,000	264,949
		944,158
Health Care REITs–0.14%
Healthpeak OP LLC, 2.13%, 12/01/2028	300,000	254,412
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	26,534
		280,946
Health Care Services–0.55%
Adventist Health System, 3.63%, 03/01/2049	325,000	233,113
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	415,822
Cigna Group (The), 4.50%, 02/25/2026	200,000	197,899
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Health Care Services–(continued)
Dignity Health, 5.27%, 11/01/2064	$248,000	$229,244
		1,076,078
Home Furnishings–0.06%
Mohawk Industries, Inc., 3.63%, 05/15/2030	125,000	112,459
Hotels, Resorts & Cruise Lines–0.31%
Booking Holdings, Inc.,
3.55%, 03/15/2028	399,000	380,932
4.63%, 04/13/2030	225,000	223,777
		604,709
Industrial Conglomerates–0.74%
3M Co.,
5.70%, 03/15/2037(b)	500,000	513,990
3.13%, 09/19/2046(b)	675,000	453,923
4.00%, 09/14/2048(b)	600,000	480,740
		1,448,653
Industrial Machinery & Supplies & Components–0.52%
Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	284,478
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	331,000	315,471
4.85%, 11/15/2048	500,000	417,430
		1,017,379
Insurance Brokers–0.05%
Aon Corp., 8.21%, 01/01/2027	100,000	102,166
Integrated Oil & Gas–1.02%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	325,000	311,440
Chevron USA, Inc., 3.85%, 01/15/2028	225,000	222,032
Exxon Mobil Corp., 3.48%, 03/19/2030	450,000	424,886
Shell International Finance B.V. (Netherlands),
2.38%, 11/07/2029	350,000	308,316
6.38%, 12/15/2038	450,000	502,649
5.50%, 03/25/2040	225,000	232,666
		2,001,989
Integrated Telecommunication Services–0.89%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	309,737
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	204,454
TCI Communications, Inc., 7.13%, 02/15/2028	700,000	769,493
Verizon Communications, Inc., 0.85%, 11/20/2025	500,000	454,185
		1,737,869
Principal Amount		Value
Interactive Media & Services–0.45%
Baidu, Inc. (China),
1.63%, 02/23/2027	$250,000	$221,844
4.38%, 03/29/2028	300,000	291,022
4.88%, 11/14/2028	200,000	198,117
2.38%, 08/23/2031	200,000	164,476
		875,459
Investment Banking & Brokerage–1.72%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	440,000	411,947
Goldman Sachs Group, Inc. (The),
3.50%, 01/23/2025	475,000	461,080
3.50%, 11/16/2026	301,000	285,481
6.25%, 02/01/2041	275,000	294,148
Jefferies Financial Group, Inc., 6.25%, 01/15/2036	182,000	186,302
Morgan Stanley,
3.88%, 01/27/2026	415,000	404,195
6.25%, 08/09/2026	475,000	489,497
Nomura Holdings, Inc. (Japan),
2.65%, 01/16/2025	200,000	189,606
1.65%, 07/14/2026	290,000	256,116
2.33%, 01/22/2027	200,000	177,989
2.71%, 01/22/2029	260,000	222,587
		3,378,948
IT Consulting & Other Services–0.63%
International Business Machines Corp.,
4.40%, 07/27/2032	275,000	265,481
7.13%, 12/01/2096	383,000	484,970
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	575,000	474,222
		1,224,673
Leisure Products–0.31%
Brunswick Corp., 5.10%, 04/01/2052	250,000	180,704
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	303,311
5.10%, 05/15/2044	147,000	127,360
		611,375
Life & Health Insurance–1.42%
Brighthouse Financial, Inc., 4.70%, 06/22/2047	236,000	172,654
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	131,635
MetLife, Inc.,
4.55%, 03/23/2030	500,000	493,061
Series D, 5.88%(d)(e)	100,000	91,272
Principal Financial Group, Inc., 3.70%, 05/15/2029	350,000	324,760
Prudential Financial, Inc.,
6.63%, 06/21/2040	425,000	467,078
5.63%, 06/15/2043(d)	342,000	342,109
5.20%, 03/15/2044(d)	225,000	219,115
5.38%, 05/15/2045(d)	135,000	128,714
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	441,000	396,466
Unum Group, 5.75%, 08/15/2042	13,000	11,952
		2,778,816
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Life Sciences Tools & Services–0.09%
Revvity, Inc., 3.30%, 09/15/2029	$200,000	$179,238
Managed Health Care–0.32%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	225,000	231,747
6.05%, 02/15/2063	350,000	386,854
		618,601
Motorcycle Manufacturers–0.11%
Harley-Davidson, Inc., 4.63%, 07/28/2045	279,000	212,170
Movies & Entertainment–0.47%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	450,000	435,224
Warnermedia Holdings, Inc., 4.05%, 03/15/2029	525,000	479,872
		915,096
Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027	100,000	95,510
Multi-line Insurance–0.14%
American International Group, Inc.,
3.90%, 04/01/2026	75,000	72,755
Series A-9, 5.75%, 04/01/2048(d)	20,000	19,260
AXA S.A. (France), 8.60%, 12/15/2030	150,000	180,312
		272,327
Multi-Utilities–0.14%
Black Hills Corp., 3.95%, 01/15/2026	277,000	268,046
Office REITs–0.25%
Boston Properties L.P.,
2.75%, 10/01/2026	190,000	167,066
3.40%, 06/21/2029	400,000	331,929
		498,995
Oil & Gas Equipment & Services–0.14%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	144,219
Halliburton Co., 7.45%, 09/15/2039	113,000	129,538
		273,757
Oil & Gas Exploration & Production–0.46%
Conoco Funding Co., 7.25%, 10/15/2031	200,000	230,572
ConocoPhillips Co., 6.95%, 04/15/2029	200,000	222,616
EQT Corp., 6.13%, 02/01/2025	200,000	200,332
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	250,538
		904,058
Oil & Gas Storage & Transportation–1.06%
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	141,278
Energy Transfer L.P.,
5.30%, 04/15/2047	389,000	330,068
5.40%, 10/01/2047	167,000	143,833
5.00%, 05/15/2050	470,000	385,004
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, 4.15%, 10/16/2028	$250,000	$241,572
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	141,701
ONEOK, Inc., 3.40%, 09/01/2029	480,000	424,870
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	100,478
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	169,024
		2,077,828
Other Specialized REITs–0.31%
EPR Properties, 4.50%, 06/01/2027	480,000	424,225
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	200,000	191,514
		615,739
Packaged Foods & Meats–0.28%
Conagra Brands, Inc., 7.00%, 10/01/2028	150,000	161,521
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028(c)	200,000	192,880
3.00%, 02/02/2029(c)	225,000	189,914
		544,315
Paper Products–0.23%
Georgia-Pacific LLC, 8.88%, 05/15/2031	200,000	249,294
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	197,950
		447,244
Passenger Airlines–0.72%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	462,264	384,135
Southwest Airlines Co.,
3.00%, 11/15/2026	500,000	464,701
5.13%, 06/15/2027	125,000	124,493
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	83,995	77,847
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	359,342	355,494
		1,406,670
Personal Care Products–0.12%
Conopco, Inc., Series E, 7.25%, 12/15/2026	225,000	243,014
Pharmaceuticals–0.90%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	250,000	235,457
Johnson & Johnson,
1.30%, 09/01/2030	125,000	103,527
3.55%, 03/01/2036	300,000	272,460
Mylan, Inc., 4.55%, 04/15/2028	225,000	212,796
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	432,380
Pharmacia LLC, 6.60%, 12/01/2028	175,000	192,466
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Viatris, Inc., 2.70%, 06/22/2030	$400,000	$321,667
		1,770,753
Property & Casualty Insurance–0.53%
Allstate Corp. (The),
3.28%, 12/15/2026	190,000	180,896
5.35%, 06/01/2033	225,000	224,102
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	176,000	175,448
CNA Financial Corp., 3.45%, 08/15/2027	300,000	281,933
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	170,537
		1,032,916
Rail Transportation–0.48%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	200,000	203,352
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	309,272
Union Pacific Corp.,
3.80%, 04/06/2071	300,000	228,131
3.85%, 02/14/2072	250,000	191,735
		932,490
Regional Banks–0.85%
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	217,690
M&T Bank Corp., 4.55%, 08/16/2028(d)	250,000	233,853
Truist Bank,
3.20%, 04/01/2024	475,000	464,383
4.05%, 11/03/2025	10,000	9,592
3.30%, 05/15/2026	365,000	334,242
Truist Financial Corp., 4.92%, 07/28/2033(d)	450,000	406,680
		1,666,440
Reinsurance–0.06%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	86,928
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	33,074
		120,002
Retail REITs–0.55%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	239,917
2.20%, 06/15/2028	200,000	175,123
Simon Property Group L.P.,
2.25%, 01/15/2032	290,000	227,437
6.75%, 02/01/2040	244,000	265,923
4.25%, 10/01/2044	200,000	160,110
		1,068,510
Semiconductors–0.99%
Broadcom, Inc., 4.93%, 05/15/2037(c)	265,000	238,541
Intel Corp.,
2.45%, 11/15/2029	275,000	238,575
5.20%, 02/10/2033	475,000	478,106
4.95%, 03/25/2060	460,000	410,984
5.05%, 08/05/2062	400,000	355,916
Principal Amount		Value
Semiconductors–(continued)
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	$250,000	$211,473
		1,933,595
Specialty Chemicals–0.44%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	610,000	603,446
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	251,428
		854,874
Steel–0.25%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	27,763
6.75%, 03/01/2041	225,000	222,577
Nucor Corp., 6.40%, 12/01/2037	219,000	244,678
		495,018
Systems Software–0.38%
Microsoft Corp.,
3.13%, 11/03/2025	425,000	413,461
3.04%, 03/17/2062	450,000	326,575
		740,036
Technology Distributors–0.25%
Avnet, Inc., 6.25%, 03/15/2028	250,000	252,856
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	275,000	238,734
		491,590
Technology Hardware, Storage & Peripherals–0.51%
Apple, Inc.,
3.35%, 02/09/2027	500,000	487,152
1.20%, 02/08/2028	150,000	131,639
2.85%, 08/05/2061	225,000	150,788
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	225,041
		994,620
Telecom Tower REITs–0.11%
American Tower Corp., 3.95%, 03/15/2029	240,000	223,798
Tobacco–2.99%
Altria Group, Inc.,
4.80%, 02/14/2029	353,000	345,425
3.40%, 05/06/2030	460,000	407,273
2.45%, 02/04/2032	800,000	626,826
4.50%, 05/02/2043	557,000	437,264
3.88%, 09/16/2046	225,000	156,173
5.95%, 02/14/2049	41,000	38,030
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	407,000	374,387
2.26%, 03/25/2028	350,000	300,942
4.74%, 03/16/2032	415,000	379,963
BAT International Finance PLC (United Kingdom), 4.45%, 03/16/2028	525,000	498,562
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 02/15/2030	$480,000	$475,363
2.10%, 05/01/2030	250,000	206,854
1.75%, 11/01/2030	300,000	238,249
6.38%, 05/16/2038	280,000	299,544
4.50%, 03/20/2042	418,000	355,712
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	239,758
5.85%, 08/15/2045	545,000	476,815
		5,857,140
Trading Companies & Distributors–0.24%
Air Lease Corp., 3.00%, 02/01/2030	560,000	467,357
Transaction & Payment Processing Services–0.54%
PayPal Holdings, Inc.,
2.65%, 10/01/2026	275,000	258,374
5.05%, 06/01/2052	300,000	282,824
Visa, Inc., 4.15%, 12/14/2035	275,000	265,616
Western Union Co. (The), 6.20%, 11/17/2036	250,000	248,402
		1,055,216
Wireless Telecommunication Services–0.40%
America Movil S.A.B. de C.V. (Mexico), 6.38%, 03/01/2035	400,000	435,111
Vodafone Group PLC (United Kingdom), 4.88%, 06/19/2049	400,000	344,730
		779,841
Total U.S. Dollar Denominated Bonds & Notes (Cost $100,071,983)		92,860,653
U.S. Treasury Securities–45.12%
U.S. Treasury Bills–0.70%
4.75% - 4.79%, 04/18/2024(f)(g)	1,435,000	1,371,579
U.S. Treasury Bonds–2.63%
2.00%, 11/15/2041	900,000	662,045
3.88%, 02/15/2043	1,050,000	1,030,969
2.38%, 11/15/2049	1,087,600	812,556
2.00%, 02/15/2050	2,700,000	1,849,394
1.88%, 02/15/2051	1,200,000	793,219
		5,148,183
U.S. Treasury Notes–41.79%
1.50%, 02/29/2024	5,175,000	5,032,264
3.25%, 08/31/2024	8,000,000	7,835,938
4.50%, 11/30/2024	22,775,000	22,683,366
1.38%, 01/31/2025	8,521,000	8,080,637
1.13%, 02/28/2025	5,327,000	5,021,946
3.88%, 04/30/2025	1,315,000	1,300,771
0.75%, 03/31/2026	2,900,000	2,647,326
1.50%, 08/15/2026	5,980,000	5,531,850
1.50%, 01/31/2027	7,000,000	6,421,270
3.88%, 11/30/2027	2,900,000	2,905,211
1.38%, 10/31/2028	7,150,000	6,312,389
1.38%, 11/15/2031	9,700,000	8,112,004
		81,884,972
Total U.S. Treasury Securities (Cost $92,566,515)		88,404,734
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–26.48%
Collateralized Mortgage Obligations–0.18%
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(h)	$218,280	$26,485
5.50%, 07/25/2046(h)	61,097	8,456
4.00%, 08/25/2047(h)	40,886	7,205
0.76% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(h)(i)	523,133	39,139
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	3,934,921	35,033
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	3,002,370	40,241
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	3,008,278	67,658
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	2,535,359	114,389
Freddie Mac REMICs, IO, 0.99%(6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(h)(i)	123,744	12,402
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	43,496	1,876
		352,884
Federal Home Loan Mortgage Corp. (FHLMC)–2.39%
4.50%, 09/01/2049 to 01/01/2050	205,554	201,625
3.00%, 01/01/2050 to 05/01/2050	2,455,626	2,223,347
2.50%, 07/01/2050 to 08/01/2050	2,613,714	2,265,727
		4,690,699
Federal National Mortgage Association (FNMA)–23.90%
TBA, 2.00%, 06/01/2038 to 06/01/2053(k)	7,432,000	6,169,735
2.50%, 06/01/2038 to 06/01/2053(k)	4,200,000	3,624,076
3.00%, 06/01/2038 to 06/01/2053(k)	6,742,000	6,191,899
3.50%, 06/01/2038 to 06/01/2053(k)	9,625,000	8,873,949
4.00%, 06/01/2053(k)	7,625,000	7,204,434
4.50%, 06/01/2053(k)	6,250,000	6,054,077
5.00%, 06/01/2053(k)	2,350,000	2,315,071
5.50%, 06/01/2053(k)	1,000,000	999,453
4.50%, 06/01/2049	102,146	100,724
3.00%, 10/01/2049 to 11/01/2051	2,001,650	1,788,329
2.50%, 03/01/2050 to 08/01/2051	1,747,921	1,505,819
2.00%, 03/01/2051 to 08/01/2051	2,415,698	1,995,734
		46,823,300
Government National Mortgage Association (GNMA)–0.01%
IO, 1.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(h)(i)	280,116	25,498
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $54,484,773)		51,892,381
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value

Asset-Backed Securities–0.15%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$11,772	$9,696
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(j)	2,290,304	91,614
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(j)	5,385,898	171,031
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 3.90%, 12/25/2035(l)	17,679	16,713
Total Asset-Backed Securities (Cost $346,860)		289,054
Shares
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(m)(n)	1,241,117	1,241,117
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(m)(n)	886,378	886,467
Invesco Treasury Portfolio, Institutional Class, 5.04%(m)(n)	1,418,420	1,418,420
Total Money Market Funds (Cost $3,546,093)		3,546,004
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-120.95% (Cost $251,016,224)		236,992,826
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.08%
Invesco Private Government Fund, 5.10%(m)(n)(o)	590,029	$590,029
Invesco Private Prime Fund, 5.22%(m)(n)(o)	1,517,826	1,517,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,107,888)		2,107,703
TOTAL INVESTMENTS IN SECURITIES–122.03% (Cost $253,124,112)		239,100,529
OTHER ASSETS LESS LIABILITIES—(22.03)%		(43,162,902)
NET ASSETS–100.00%		$195,937,627
Investment Abbreviations:
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $2,225,334, which represented 1.14% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$850,764	$4,426,133	$(4,035,780)	$-	$-	$1,241,117	$15,531
Invesco Liquid Assets Portfolio, Institutional Class	607,573	3,161,524	(2,882,699)	(61)	130	886,467	9,482
Invesco Treasury Portfolio, Institutional Class	972,302	5,058,438	(4,612,320)	-	-	1,418,420	14,784
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	701,288	610,725	(721,984)	-	-	590,029	8,396*
Invesco Private Prime Fund	1,803,313	1,493,851	(1,778,985)	(98)	(407)	1,517,674	22,403*
Total	$4,935,240	$14,750,671	$(14,031,768)	$(159)	$(277)	$5,653,707	$70,596

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	23	June-2023	$1,793,936	$7,456	$7,456
Canada 10 Year Bonds	18	September-2023	1,639,823	331	331
Euro-Bund	11	June-2023	1,599,663	58,832	58,832
Long Gilt	10	September-2023	1,204,019	4,603	4,603
U.S. Treasury Long Bonds	21	September-2023	2,695,219	34,945	34,945
U.S. Treasury Ultra Bonds	26	September-2023	3,558,750	56,438	56,438
Subtotal—Long Futures Contracts				162,605	162,605
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	106	September-2023	$(21,817,782)	$36,571	$36,571
U.S. Treasury 5 Year Notes	79	September-2023	(8,617,172)	10,492	10,492
U.S. Treasury 10 Year Notes	11	September-2023	(1,259,156)	(817)	(817)
U.S. Treasury 10 Year Ultra Notes	56	September-2023	(6,745,375)	(36,770)	(36,770)
Subtotal—Short Futures Contracts				9,476	9,476
Total Futures Contracts				$172,081	$172,081
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$92,860,653	$—	$92,860,653
U.S. Treasury Securities	—	88,404,734	—	88,404,734
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	51,892,381	—	51,892,381
Asset-Backed Securities	—	289,054	—	289,054
Money Market Funds	3,546,004	2,107,703	—	5,653,707
Total Investments in Securities	3,546,004	235,554,525	—	239,100,529
Other Investments - Assets*
Futures Contracts	209,668	—	—	209,668
Other Investments - Liabilities*
Futures Contracts	(37,587)	—	—	(37,587)
Total Other Investments	172,081	—	—	172,081
Total Investments	$3,718,085	$235,554,525	$—	$239,272,610

*	Unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund